Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000009524 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.29%
C000009524 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000009524 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.08%
C000009524 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.49%
C000009524 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%
C000009526 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.29%
C000009526 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000009526 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.08%
C000009526 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.49%
C000009526 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%
C000039882 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.29%
C000039882 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000039882 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.08%
C000039882 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.49%
C000039882 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%
C000039879 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.06%
C000039879 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.45%
C000039879 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000039879 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000039879 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000039881 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.06%
C000039881 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.45%
C000039881 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000039881 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000039881 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000082064 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.06%
C000082064 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.45%
C000082064 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000082064 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000082064 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%